INCOME TAXES	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

8. INCOME TAXES

The following is a reconciliation of the provision (benefit) for income taxes to the amount compiled by applying the statutory federal income tax rate to profit (loss) before income taxes is as follows for the years ended September 30, 2018 and 2017.

	2018	2017
Federal income tax (benefit) at statutory rates	24.25%	34.0%
Stock-based compensation	(0.22)%	(3.46)%
Rate change	(81.08)%	—
Change in valuation allowance	58.95%	(29.29)%
True-ups and other adjustments	(0.09)%	(1.27)%
State tax benefit	(1.82)%	(0.02)%
Total	(0.02)%	(0.04)%

The provision for income taxes consisted of the following for the years ended September 30, 2018 and 2017:

	2018	2017
Current:
Federal:	$—	$—
State:	1,900	2,600
Deferred:
Federal:	129,700	2,082,900
State:	(246,500)	(840,600)
Change in valuation allowance	(116,800)	(1,242,300)
Total	1,900	2,600

	2018	2017
Current:
Federal:	$—	$—
State:	1,900	2,600
Total current	1,900	2,600
Deferred:
Federal:	(5,819,600)	2,082,900
State:	(246,500)	(840,600)
Total deferred	(6,066,100)	1,242,300
Change in valuation allowance	6,066,100	(1,242,300)
Total	$1,900	$2,600

In accordance with U.S. GAAP as determined by ASC 740, Income Taxes, the Company is required to record the effects of tax law changes in the period enacted. As the Company has a September 30th fiscal year end, its U.S. federal corporate income tax rate will be blended in fiscal 2018, resulting in a statutory federal rate of approximately 24% (three months at 34% and nine months at 21%), and will be 21% for subsequent fiscal years. The Company remeasured its existing deferred tax assets and liabilities at the rate the Company expects to be in effect when those deferred taxes will be realized (24% if in 2018 or 21% thereafter) and recorded a one-time deferred tax expense of approximately $8.4 million during the year ended September 30, 2018.

Temporary differences between the financial statement carrying amounts and bases of assets and liabilities that give rise to significant portions of deferred taxes relate to the following at September 30, 2018 and 2017:

	2018	2017
Deferred income tax assets:
Net operating loss carryforward	$13,921,773	$19,024,793
Deferred interest, consulting and compensation liabilities	2,850,840	3,850,567
Deferred income tax assets – other	155,517	118,793
	16,928,130	22,994,153
Deferred income tax liabilities—other	—	—
Deferred income tax asset—net before valuation allowance	16,928,130	22,994,153
Valuation allowance	(16,928,130)	(22,994,153)
Deferred income tax asset—net	$—	$—

As of September 30, 2018, the Company had gross Federal net operating loss carryforwards of approximately $60.2 million and State gross net operating loss carryforwards of approximately $33.8 million. Both the Federal and State net operating loss carryforwards will begin to expire in 2022 and 2023 respectively. Our ability to utilize net operating loss carryforwards may be limited in the event that a change in ownership, as defined in the Internal Revenue Code, occurs in the future.

The Company has placed a valuation allowance against the deferred tax assets in excess of deferred tax liabilities due to the uncertainty surrounding the realization of such excess tax assets. Management periodically evaluates the recoverability of the deferred tax assets and the level of the valuation allowance. At such time as it is determined that it is more likely than not that the deferred tax assets are realizable, the valuation allowance will be reduced accordingly.

The Company's estimate of the potential outcome of any uncertain tax position is subject to management's assessment of relevant risks, facts, and circumstances existing at that time. The Company believes that it has adequately provided for these matters. However, the Company's future results may include favorable or unfavorable adjustments to its estimates in the period the audits are resolved, which may impact the Company's effective tax rate. The Company does not believe that it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease in the next 12 months. As of September 30, 2018, the Company's tax filings are generally subject to examination in major tax jurisdictions for years ending on or after September 30, 2014. The Company does not accrue for potential interest and penalties attributed to uncertain tax positions as it is not material.